Right-of-use assets	12 Months Ended
Jun. 30, 2023
Right-of-use assets
Right-of-use assets

14 Right-of-use assets

The analysis of the net book value of right-of-use assets by class of underlying asset is as follows:

		Warehouse	Land use
	Property	equipment	right
	(Note (i))	(Note (ii))	(Note (iii))	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Cost:
At July 1, 2021	1,077,417	11,702	—	1,089,119
Acquisition of a subsidiary (Note 28(b))	—	—	1,781,595	1,781,595
Additions	337,717	414	815	338,946
Derecognition	(408,249)	(1,470)	—	(409,719)
Exchange adjustments	6,239	2	—	6,241

At June 30, 2022	1,013,124	10,648	1,782,410	2,806,182
Acquisition of a subsidiary (Note 28(a))	10,467	—	—	10,467
Additions	718,845	143	—	718,988
Derecognition	(620,305)	—	—	(620,305)
Exchange adjustments	35,218	—	—	35,218

At June 30, 2023	1,157,349	10,791	1,782,410	2,950,550

Accumulated depreciation:
At July 1, 2021	(359,888)	(1,548)	—	(361,436)
Charge for the year	(275,310)	(3,765)	(30,531)	(309,606)
Derecognition	243,575	1,470	—	245,045
Exchange adjustments	(2,917)	(1)	—	(2,918)

At June 30, 2022	(394,540)	(3,844)	(30,531)	(428,915)

Charge for the year	(285,393)	(3,592)	(45,208)	(334,193)
Derecognition	384,771	—	—	384,771
Exchange adjustments	(11,660)	—	—	(11,660)

At June 30, 2023	(306,822)	(7,436)	(75,739)	(389,997)

Impairment:
At July 1, 2021	(37,796)	—	—	(37,796)
Derecognition	4,249	—	—	4,249
Exchange adjustments	(1,131)	—	—	(1,131)

At June 30, 2022	(34,678)	—	—	(34,678)

Reversal	3,800	—	—	3,800
Derecognition	24,439	—	—	24,439
Exchange adjustments	(1,514)	—	—	(1,514)
At June 30, 2023	(7,953)	—	—	(7,953)

Net book value:
At June 30, 2022	583,906	6,804	1,751,879	2,342,589

At June 30, 2023	842,574	3,355	1,706,671	2,552,600

The analysis of expense items in relation to leases recognized in profit or loss is as follows:

	For the year ended June 30,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Depreciation charge of right-of-use assets by class of underlying asset:
Property	205,344	275,310	285,393
Warehouse equipment	8,146	3,765	3,592
Land use right	—	30,531	45,208
	213,490	309,606	334,193

Interest on lease liabilities (Note 9)	26,817	32,991	34,396
Expense relating to short-term leases and other leases with remaining lease term ending on or before June 30	28,656	28,384	15,322
Variable lease payments not included in the measurement of lease liabilities	2,846	4,648	18,614
COVID-19 rent concessions	(42,698)	(35,548)	—

Details of total cash outflow for leases and the maturity analysis of lease liabilities are set out in Note 22(c) and Note 24, respectively.

Notes:

(i)	Property – right-of-use assets

The Group leases properties for its offices space, warehouse storage and retail stores. The leases of offices space typically run for a period of two to five years, leases of warehouse storage and retail stores typically run for two to ten years.

Variable lease payments based on sales

Some leases of self-operated stores contain variable lease payments, which typically range from 1% to 15% of the annual sales that each store makes in excess of a certain breakpoint predetermined with landlord. These terms are common in retail stores in countries such as United states, Canada and Singapore where the Group operates.

(ii)	Warehouse equipment – right-of-use assets

The Group leases warehouse equipment, with lease terms of two to three years.

(iii)	Land use right

The Group acquired the land use right of a parcel of land located in the PRC during the year ended June 30, 2022 through the acquisition of a subsidiary as disclosed in Note 28(b), with a lease term of 40 years.

(iv)	Rental deposits

The refundable rental deposit itself is not part of the lease payments and is in the scope of IFRS 9. Therefore, the rental deposit should be measured at fair value on initial recognition. The difference between the initial fair value and the nominal value of the deposit is an additional lease payment made by the Group and it is included in the measurement of the right-of-use assets.

(v)	COVID-19-Related Concessions

The Group has early adopted the 2020 Amendment to IFRS 16, Leases, COVID-19-Related Rent Concessions and the 2021 Amendment to IFRS16, Leases, COVID-19-Related Concessions beyond 30 June 2021, and has applied the practical expedient introduced by the Amendment to all eligible rent concessions received by the Group during the years ended June 30, 2021 and 2022.